Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Invesco High Yield Select ETF
Prospectus [Line Items]
Annual Return [Percent]	7.97%	6.92%	11.42%